Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 0	$ 0
Total current assets	0	0
Total assets	0	0
Current liabilities:
Accounts payable and accrued liabilities	0	0
Total current liabilities	0	0
Total liabilities	0	0
Shareholders' equity (deficit)
Series A Convertible Preferred stock: 25,000,000 shares authorized of $0,0001 par value, and 8,000,000 shares issued and outstanding on March 31, 2021, and December 31, 2020, respectively	800	800
Common stock: $0,0001 par value: 475,000,000 shares authorized and 329,396,652 issued and outstanding as of March 31, 2021, and December 31, 2020	32,940	32,940
Additional Paid in Capital	3,779,841	3,779,841
Accumulated deficit	(3,813,581)	(3,813,581)
Total shareholders' equity (deficit)	0	0
Total liabilities and shareholders' equity (deficit)	$ 0	$ 0